Operational Ratios (Details)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
Operational Ratios
Tier I Regulatory Capital	R$ 85,562,900	R$ 81,259,100
Principal Capital	77,547,600	75,042,800
Supplementary capital	8,015,300	6,216,300
Tier II Regulatory Capital	15,488,400	13,644,200
Regulatory Capital (Tier I and II)	101,051,200	94,903,300
Credit Risk (1)	603,286,500	560,780,900
Market Risk (2)	43,523,700	33,002,700
Operational Risk	60,643,300	60,491,100
Total RWA (3)	R$ 707,453,500	R$ 654,274,700
Basel I Ratio	12.09	12.43
Basel Principal Capital	10.96	11.48
Basel Regulatory Capital	14.28	14.51